Unaudited Consolidated Condensed Interim Statements of Financial Position - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 604,467	$ 425,172
Financial assets	95,026	129,319
Trade and other receivables	576,389	496,713
Derivative financial instruments	828	2,874
Other assets	30,328	18,805
Total current assets	1,307,038	1,072,883
Non-current assets
Trade and other receivables	13,823	18,044
Deferred tax assets	5,428	5,367
Property, plant and equipment	4,116	3,377
Right-of-use assets	3,212	3,645
Intangible assets	71,754	63,318
Other assets	3,383	4,695
Total non-current assets	101,716	98,446
TOTAL ASSETS	1,408,754	1,171,329
Current Liabilities
Trade and other payables	816,729	597,787
Lease liabilities	1,147	1,137
Tax liabilities	14,806	21,515
Derivative financial instruments	1,606	6,227
Financial liabilities	63,079	50,455
Provisions	388	500
Total current liabilities	897,755	677,621
Non-current liabilities
Deferred tax liabilities	3,768	1,858
Lease liabilities	2,566	2,863
Total non-current liabilities	6,334	4,721
TOTAL LIABILITIES	904,089	682,342
EQUITY
Share capital	588	570
Share Premium		186,769
Treasury shares		(200,980)
Capital reserve	40,418	33,438
Other reserves	(15,758)	(20,934)
Retained earnings	479,283	490,024
Total equity attributable to owners of the Group	504,531	488,887
Non-controlling interest	134	100
TOTAL EQUITY	504,665	488,987
TOTAL EQUITY AND LIABILITIES	$ 1,408,754	$ 1,171,329